Summary of Significant Accounting Policies (Details Narrative) $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022	Dec. 31, 2024 USD ($)
Description of value added tax.	The applicable VAT rate range up to 13%	445
Deposit | ¥	¥ 500,000
Cash		$ 29.1		$ 35.0
One Customer
Percentage of total sales	27.00%	26.00%	26.00%
Percentage of accounts receivable balance	34.00%	30.00%		34.00%
Two Customer
Percentage of total sales	25.00%	24.00%	22.00%
Percentage of accounts receivable balance	28.00%	28.00%		28.00%
Three Customer
Percentage of total sales	18.00%	24.00%	18.00%
Percentage of accounts receivable balance	20.00%	28.00%		20.00%
One Suppliers
Percentage of total purchase	44.00%	42.00%	33.00%
Two Suppliers
Percentage of total purchase	12.00%	18.00%	28.00%
Three Suppliers
Percentage of total purchase		10.00%	12.00%
Four Suppliers
Percentage of total purchase			10.00%
Represents the information pertaining to split-adjusted amount. | Warrant [Member]
Deposit | ¥	¥ 500,000
Cash		$ 29.1		$ 35.0
Deposit insurance		$ 28.9		$ 34.9
Suzhou E-Motor [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	30.00%			30.00%